Newbuildings - Narrative (Details) $ in Millions		1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 27, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of newbuild Jack-up rigs | rig	3					3
Impairment of non-current assets								$ 124.4	$ 0.0
Keppel Delivery Financing
Property, Plant and Equipment [Line Items]
Final installment amount		$ 294.8		$ 294.8			$ 294.8	294.8	$ 448.2
Letter of intent
Property, Plant and Equipment [Line Items]
Number of newbuild Jack-up rigs | rig		3	3	3	3	3	3
Letter of intent | Newbuildings
Property, Plant and Equipment [Line Items]
Potential sale price	$ 320.0	$ 320.0	$ 320.0	$ 320.0		$ 320.0	$ 320.0	320.0
Impairment of non-current assets						$ 124.4		$ 124.4
Gain on disposals				$ 3.7